Commitments and Contingencies - Contractual Obligations (Table) (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Other Commitments [Line Items]
2019	$ (117,308)
2020	(10,684)
2021	(12,230)
2022	(12,032)
2023	(11,808)
2024 and thereafter	(85,321)
Total	(249,383)
Future, minimum, non-cancellable charter revenue (1)
Other Commitments [Line Items]
2019	66,581
2020	6,007
2021	0
2022	0
2023	0
2024 and thereafter	0
Total	72,588
Future, minimum, charter-in hire payments (2)
Other Commitments [Line Items]
2019	(8,296)
2020	0
2021	0
2022	0
2023	0
2024 and thereafter	0
Total	(8,296)
Vessel upgrades (3)
Other Commitments [Line Items]
2019	(136,689)
2020	(4,285)
2021	0
2022	0
2023	0
2024 and thereafter	0
Total	(140,974)
Bareboat commitments charter hire (4)
Other Commitments [Line Items]
2019	(10,223)
2020	(12,083)
2021	(11,912)
2022	(11,742)
2023	(11,563)
2024 and thereafter	(85,248)
Total	(142,771)
Office rent (5)
Other Commitments [Line Items]
2019	(398)
2020	(323)
2021	(318)
2022	(290)
2023	(245)
2024 and thereafter	(73)
Total	(1,647)
Payments fo E.R. Vessel acquisition (6)
Other Commitments [Line Items]
2019	(27,653)
2020	0
2021	0
2022	0
2023	0
2024 and thereafter	0
Total	$ (27,653)